Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties	$ 6,730	$ 4,169
Due to related parties	5,892	1,740
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	6,730	4,169
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	417	61
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	759	982
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	4,285	410
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 431	$ 287